Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed stock options under the Vecinity Inc. 2024 Equity Incentive Plan(2)
Amount Registered | shares	5,652
Proposed Maximum Offering Price per Unit	100.56
Maximum Aggregate Offering Price	$ 568,365.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 78.49
Offering Note
This Registration Statement also shall be deemed to cover an indeterminate number of additional shares of the Registrant's Common Stock which may be offered and issued pursuant to the assumed Vecinity Inc. 2024 Equity Incentive Plan (the "Equity Incentive Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Represents 5,652 shares of Registrant common stock issuable in connection with stock options awarded under the Equity Incentive Plan that were assumed by and converted into restricted stock units of the Registrant on March 2, 2026, in connection with the Registrant’s acquisition of Vecinity Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed restricted stock units under the Vecinity Inc. 2024 Equity Incentive Plan (4)
Amount Registered | shares	92,777
Proposed Maximum Offering Price per Unit	100.56
Maximum Aggregate Offering Price	$ 9,329,655.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,288.43
Offering Note	The offering price per share and aggregate offering price have been estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of Registrant common stock as reported on the New York Stock Exchange on February 23, 2026.Represents 92,777 shares of Registrant common stock issuable pursuant to outstanding and unvested restricted stock units granted under the Equity Incentive Plan that were assumed by and converted into restricted stock units of the Registrant on March 2, 2026 in connection with the Registrant’s acquisition of Vecinity Inc.